PRINCIPAL OPERATING SUBSIDIARIES AND JOINT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interest in subsidiaries	The following table presents each of the Group’s principal operating subsidiaries and joint operations (including direct and indirect holdings), the percentage of shares of each subsidiary and joint operation owned and the country of incorporation at 31
December 2023. There are no significant restrictions on the ability of the Group’s subsidiaries or joint operations to transfer funds to AngloGold Ashanti plc in the form of cash dividends or repayment of loans or advances.

			Percentage held
For the year ended 31 December	Country of incorporation	Holding	2023	2022	2021

Principal operating subsidiaries

AngloGold Ashanti Australia Limited (1)	Australia	Indirect	100	100	100
AngloGold Ashanti (Pty) Ltd (formerly AngloGold Ashanti Limited)	South Africa	Direct	100
AngloGold Ashanti Holdings plc	Isle of Man	Direct	100	100	100
AngloGold Ashanti USA Incorporated	United States of America	Indirect	100	100	100
AngloGold Ashanti Córrego do Sítio Mineração S.A.	Brazil	Indirect	100	100	100
AngloGold Ashanti (Ghana) Limited (2)	Ghana	Indirect	100	100	100
AngloGold Ashanti (Iduapriem) Limited	Ghana	Indirect	100	100	100
Cerro Vanguardia S.A.	Argentina	Indirect	92.50	92.50	92.50
Geita Gold Mining Limited	Tanzania	Indirect	100	100	100
Mineração Serra Grande S.A.	Brazil	Indirect	100	100	100
Société AngloGold Ashanti de Guinée S.A.	Republic of Guinea	Indirect	85	85	85

Unincorporated joint operation

Tropicana joint operation	Australia	Indirect	70	70	70

(1)Owner of the Sunrise Dam operation and the Tropicana joint operation in Australia.
(2)Operates the Obuasi mine in Ghana.

Disclosure of joint operations	The following table presents each of the Group’s principal operating subsidiaries and joint operations (including direct and indirect holdings), the percentage of shares of each subsidiary and joint operation owned and the country of incorporation at 31
December 2023. There are no significant restrictions on the ability of the Group’s subsidiaries or joint operations to transfer funds to AngloGold Ashanti plc in the form of cash dividends or repayment of loans or advances.

			Percentage held
For the year ended 31 December	Country of incorporation	Holding	2023	2022	2021

Principal operating subsidiaries

AngloGold Ashanti Australia Limited (1)	Australia	Indirect	100	100	100
AngloGold Ashanti (Pty) Ltd (formerly AngloGold Ashanti Limited)	South Africa	Direct	100
AngloGold Ashanti Holdings plc	Isle of Man	Direct	100	100	100
AngloGold Ashanti USA Incorporated	United States of America	Indirect	100	100	100
AngloGold Ashanti Córrego do Sítio Mineração S.A.	Brazil	Indirect	100	100	100
AngloGold Ashanti (Ghana) Limited (2)	Ghana	Indirect	100	100	100
AngloGold Ashanti (Iduapriem) Limited	Ghana	Indirect	100	100	100
Cerro Vanguardia S.A.	Argentina	Indirect	92.50	92.50	92.50
Geita Gold Mining Limited	Tanzania	Indirect	100	100	100
Mineração Serra Grande S.A.	Brazil	Indirect	100	100	100
Société AngloGold Ashanti de Guinée S.A.	Republic of Guinea	Indirect	85	85	85

Unincorporated joint operation

Tropicana joint operation	Australia	Indirect	70	70	70

(1)Owner of the Sunrise Dam operation and the Tropicana joint operation in Australia.
(2)Operates the Obuasi mine in Ghana.